Long-term incentive plan (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Ranges Of Exercise Prices For Outstanding Share Options 0 [Member]
IfrsStatementLineItems [Line Items]
Date of grant of share-based payment arrangement	2024−2026 Plan 2024 Grant(s)
Shares granted	R$ 1,226,859
Maturity date	July 2027
Grant Price	R$ 18.34
Balance at the beginning of the year
Granted during the year	1,226,859
Transferred during the year, volume vested
Transferred during the year, performance change
Transferred during the year, Additional dividends
Subtotal of shares transferred
Paid in cash, volume vested
Paid in cash, performance change
Paid in cash, Additional dividends
Subtotal of shares paid in cash
Canceled during the year	(84,518)
Balance at the end of the year	1,142,341
Ranges Of Exercise Prices For Outstanding Share Options 1 [Member]
IfrsStatementLineItems [Line Items]
Date of grant of share-based payment arrangement	2021-2023 Plan 2023 Grant(s)	2021-2023 Plan 2023 Grant(s)
Shares granted	R$ 1,560,993	R$ 1,560,993
Maturity date	July 2026	July 2026
Grant Price	R$ 12.60	R$ 12.60
Balance at the beginning of the year	1,535,604
Granted during the year		1,560,993
Transferred during the year, volume vested	(306,450)
Transferred during the year, performance change	(273,140)
Transferred during the year, Additional dividends	(31,351)
Subtotal of shares transferred	(610,941)
Paid in cash, volume vested
Paid in cash, performance change
Paid in cash, Additional dividends
Subtotal of shares paid in cash
Canceled during the year	(131,422)	(25,389)
Balance at the end of the year	1,097,732	1,535,604
Ranges Of Exercise Prices For Outstanding Share Options 2 [Member]
IfrsStatementLineItems [Line Items]
Date of grant of share-based payment arrangement	2021-2023 Plan 2022 Grant(s)	2021-2023 Plan 2022 Grant(s)
Shares granted	R$ 1,227,712	R$ 1,227,712
Maturity date	Apr 2025	Apr 2025
Grant Price	R$ 13.23	R$ 13.23
Balance at the beginning of the year	771,302	1,183,147
Granted during the year
Transferred during the year, volume vested	(289,529)	(264,305)
Transferred during the year, performance change	(389,848)	(110,928)
Transferred during the year, Additional dividends	(58,176)	(17,227)
Subtotal of shares transferred	(737,553)	(392,460)
Paid in cash, volume vested	(7,055)
Paid in cash, performance change	(10,463)
Paid in cash, Additional dividends	(1,500)
Subtotal of shares paid in cash	(19,018)
Canceled during the year	(48,123)	(147,540)
Balance at the end of the year	426,595	771,302
Ranges Of Exercise Prices For Outstanding Share Options 3 [Member]
IfrsStatementLineItems [Line Items]
Date of grant of share-based payment arrangement	2021-2023 Plan 2021 Grant(s)	2021-2023 Plan 2021 Grant(s)
Shares granted	R$ 3,431,610	R$ 3,431,610
Maturity date	May 2024	May 2024
Grant Price	R$ 12.95	R$ 12.95
Balance at the beginning of the year	821,942	2,024,153
Granted during the year		220,743
Transferred during the year, volume vested	(782,079)	(957,545)
Transferred during the year, performance change	(344,768)	(160,259)
Transferred during the year, Additional dividends	(123,101)	(89,699)
Subtotal of shares transferred	(1,249,948)	(1,207,503)
Paid in cash, volume vested	(31,177)	(89,403)
Paid in cash, performance change	(15,312)	(12,268)
Paid in cash, Additional dividends	(5,080)	(8,159)
Subtotal of shares paid in cash	(51,569)	(109,830)
Canceled during the year	(8,686)	(376,006)
Balance at the end of the year		821,942
Performance Shares And Restricted Shares [Member]
IfrsStatementLineItems [Line Items]
Shares granted	R$ 7,447,174	R$ 8,796,963
Grant Price	R$ 15.16	R$ 12.85
Balance at the beginning of the year	3,128,848	3,468,140
Granted during the year	1,226,859	1,781,736
Transferred during the year, volume vested	(1,378,058)	(1,452,038)
Transferred during the year, performance change	(1,007,756)	(296,361)
Transferred during the year, Additional dividends	(212,628)	(136,486)
Subtotal of shares transferred	(2,598,442)	(1,884,885)
Paid in cash, volume vested	(38,232)	(119,874)
Paid in cash, performance change	(25,775)	(15,598)
Paid in cash, Additional dividends	(6,580)	(12,072)
Subtotal of shares paid in cash	(70,587)	(147,544)
Canceled during the year	(272,749)	(549,116)
Balance at the end of the year	2,666,668	3,128,848
Ranges Of Exercise Prices For Outstanding Share Options 4 [Member]
IfrsStatementLineItems [Line Items]
Date of grant of share-based payment arrangement		2018-2020 Plan 2020 Grant(s)
Shares granted		R$ 796,054
Maturity date		Apr 2023
Grant Price		R$ 14.40
Balance at the beginning of the year		260,840
Granted during the year
Transferred during the year, volume vested		(230,188)
Transferred during the year, performance change		(25,174)
Transferred during the year, Additional dividends		(29,560)
Subtotal of shares transferred		(284,922)
Paid in cash, volume vested		(30,471)
Paid in cash, performance change		(3,330)
Paid in cash, Additional dividends		(3,913)
Subtotal of shares paid in cash		(37,714)
Canceled during the year		(181)
Balance at the end of the year
Ranges Of Exercise Prices For Outstanding Share Options 5 [Member]
IfrsStatementLineItems [Line Items]
Date of grant of share-based payment arrangement		2018-2020 Plan 2019 Grant(s)
Shares granted		R$ 930,662
Maturity date		July 2022
Grant Price		R$ 11.28
Balance at the beginning of the year
Granted during the year
Transferred during the year, volume vested
Transferred during the year, performance change
Transferred during the year, Additional dividends
Subtotal of shares transferred
Paid in cash, volume vested
Paid in cash, performance change
Paid in cash, Additional dividends
Subtotal of shares paid in cash
Canceled during the year
Balance at the end of the year
Ranges Of Exercise Prices For Outstanding Share Options 6 [Member]
IfrsStatementLineItems [Line Items]
Date of grant of share-based payment arrangement		2018-2020 Plan 2018 Grant(s)
Shares granted		R$ 849,932
Maturity date		Apr 2021
Grant Price		R$ 14.41
Balance at the beginning of the year
Transferred during the year, performance change
Transferred during the year, Additional dividends
Subtotal of shares transferred
Paid in cash, volume vested
Paid in cash, performance change
Paid in cash, Additional dividends
Subtotal of shares paid in cash
Canceled during the year
Balance at the end of the year